Unaudited Condensed Consolidated Interim Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement Line Items [Line Items]
Revenue	$ 154	$ 0	$ 205	$ 0
Research and development	(2,752)	(2,936)	(5,588)	(6,788)
General and administrative	(1,983)	(2,741)	(3,594)	(5,283)
Operating loss	(4,581)	(5,677)	(8,977)	(12,071)
Finance income	220	47	5,838	332
Finance expenses	(2,036)	(278)	(2,282)	(604)
Net loss before tax	(6,397)	(5,908)	(5,421)	(12,343)
Income tax benefit	199	225	417	419
Net loss for the period	(6,198)	(5,683)	(5,004)	(11,924)
Net loss attributable to shareholders of Evaxion Biotech A/S	(6,198)	(5,683)	(5,004)	(11,924)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	24	(9)	9	(53)
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods:
Exchange differences on currency translation to presentation currency	4	8	101	86
Other comprehensive income/(loss) for the period, net of tax	28	(1)	110	33
Total comprehensive loss	(6,170)	(5,684)	(4,894)	(11,891)
Total comprehensive loss attributable to shareholders of Evaxion Biotech A/S	$ (6,170)	$ (5,684)	$ (4,894)	$ (11,891)
Loss per share – basic and diluted (in dollars per share)	$ (0.12)	$ (0.21)	$ (0.1)	$ (0.46)